SHARE-BASED PAYMENTS - Options, Rights and RSUs Granted as Share-Based Payments (Details)	12 Months Ended
	Jun. 30, 2025 AUD ($) shares $ / shares	Jun. 30, 2024 AUD ($) shares $ / shares	Jun. 30, 2023 AUD ($) shares $ / shares
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	2,679,746	0	1,424,372
Options, Exercise Price (in dollars per share)	$ 6.46	$ 0	$ 1.03
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 6.02	$ 3.93	$ 3.49
Performance Rights
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	5,288,409	4,021,000
Performance Rights, Series 1
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	445,000
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4.00
Fair Value | $	$ 2.980
Performance Rights, Series 2
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	435,000	21,000
Exercise Price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 3.00	$ 0
Fair Value | $	$ 3.120	$ 1.095
Performance Rights, Series 3
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	585,000	10,000
Exercise Price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 4.00	$ 0
Fair Value | $	$ 2.530	$ 1.095
Performance Rights, Series 4
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	30,000	10,000	400,000
Exercise Price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0	$ 0	$ 3.00
Fair Value | $	$ 3.400	$ 1.095	$ 0.354
Performance Rights, Series 5
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	200,000	200,000	400,000
Exercise Price (in dollars per share)	$ 0	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0	$ 3.00	$ 4.00
Fair Value | $	$ 3.400	$ 0.788	$ 0.293
Performance Rights, Series 6
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		300,000	200,000
Exercise Price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00	$ 0
Fair Value | $		$ 0.630	$ 0.675
Performance Rights, Series 7
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		3,330,000	10,000
Exercise Price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00	$ 2.00
Fair Value | $		$ 1.008	$ 0.617
Performance Rights, Series 8
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	120,000		15,000
Exercise Price (in dollars per share)	$ 0		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0		$ 3.00
Fair Value | $	$ 4.600		$ 0.496
Performance Rights, Series 9
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			35,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4.00
Fair Value | $			$ 0.428
Performance Rights, Series 10
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			10,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 2.00
Fair Value | $			$ 0.556
Performance Rights, Series 11
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			15,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 3.00
Fair Value | $			$ 0.460
Performance Rights, Series 12
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			20,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4.00
Fair Value | $			$ 0.390
Performance Rights, Series 13
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		75,000	10,000
Exercise Price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 3.00	$ 0
Fair Value | $		$ 1.612	$ 0.780
Performance Rights, Series 14
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		75,000	10,000
Exercise Price (in dollars per share)		$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 4.00	$ 0
Fair Value | $		$ 1.322	$ 0.780
Performance Rights, Series 15
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			10,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair Value | $			$ 0.780
Performance Shares, Series 16
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			687,623
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair Value | $			$ 0.775
Performance Rights, Series 17
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			400,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair Value | $			$ 0.880
Performance Rights, Series 18
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	415,695		25,000
Exercise Price (in dollars per share)	$ 0		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 6.00		$ 3.00
Fair Value | $	$ 2.760		$ 0.286
Performance Rights, Series 19
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	415,695		25,000
Exercise Price (in dollars per share)	$ 0		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 7.00		$ 4.00
Fair Value | $	$ 2.680		$ 0.219
Performance Rights, Series 20
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	415,695		175,000
Exercise Price (in dollars per share)	$ 0		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 8.00		$ 3.00
Fair Value | $	$ 2.600		$ 0.321
Performance Rights, Series 21
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			175,000
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 4.00
Fair Value | $			$ 0.247
Performance Rights, Series 32
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	742,108
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 6.00
Fair Value | $	$ 4.480
Performance Rights, Series 33
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	742,108
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 7.00
Fair Value | $	$ 4.380
Performance Rights, Series 34
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	742,108
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 8.00
Fair Value | $	$ 4.290
Restricted Stock Units
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	2,220,020	3,894,124	424,372
Exercise Price (in dollars per share)	$ 3.99	$ 2.18	$ 0.74
Restricted Share Units, Series 3
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares			424,372
Exercise Price (in dollars per share)			$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Fair Value | $			$ 0.740
Restricted Share Units, Series 6
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	25,132
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.400
Restricted Share Units, Series 7
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	169,944
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 4.400
Restricted Share Units, Series 9
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	42,486
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.370
Restricted Share Units, Series 10
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	40,000	1,434,000
Exercise Price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0	$ 0
Fair Value | $	$ 3.490	$ 2.270
Restricted Share Units, Series 11
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	113,475	2,055,000
Exercise Price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0	$ 0
Fair Value | $	$ 3.400	$ 2.270
Restricted Share Units, Series 12
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	56,738	405,124
Exercise Price (in dollars per share)	$ 0	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0	$ 0
Fair Value | $	$ 3.550	$ 1.415
Restricted Share Units, Series 13
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	82,335
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.550
Restricted Share Units, Series 15
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	13,617
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.410
Restricted Share Units, Series 16
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	8,511
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.170
Restricted Share Units, Series 17
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	400,533
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.110
Restricted Share Units, Series 21
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	48,227
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.200
Restricted Share Units, Series 22
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	82,335
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.550
Restricted Share Units, Series 24
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	24,823
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.580
Restricted Share Units, Series 25
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	9,362
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.690
Restricted Share Units, Series 26
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	26,326
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 3.690
Restricted Share Units, Series 27
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	357,732
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 4.100
Restricted Share Units, Series 29
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	3,404
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 4.100
Restricted Share Units, Series 31
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares	715,040
Exercise Price (in dollars per share)	$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Fair Value | $	$ 4.750
Share Options, Series 1
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares			1,000,000
Options, Exercise Price (in dollars per share)			$ 1.10
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Options, Fair Value | $			$ 0.519
Share Options, Series 2
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares			424,372
Options, Exercise Price (in dollars per share)			$ 0.87
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0
Options, Fair Value | $			$ 0.424
Share Options, Series 14
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	216,672
Options, Exercise Price (in dollars per share)	$ 5.00
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Options, Fair Value | $	$ 1.870
Share Options, Series 23
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	216,672
Options, Exercise Price (in dollars per share)	$ 5.00
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Options, Fair Value | $	$ 1.860
Share Options, Series 28
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	941,402
Options, Exercise Price (in dollars per share)	$ 5.00
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Options, Fair Value | $	$ 2.260
Share Options, Series 30
Options, rights and restricted stock units granted as share-based payments [Abstract]
Options, Number (in shares) | shares	1,305,000
Options, Exercise Price (in dollars per share)	$ 8.00
Vesting Hurdle (30-day VWAP) (in dollars per share)	$ 0
Options, Fair Value | $	$ 1.090
Performance Shares, Series 1
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		116,538
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair Value | $		$ 0.983
Performance Shares, Series 8
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		388,000
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair Value | $		$ 1.365
Performance Shares, Series 9
Options, rights and restricted stock units granted as share-based payments [Abstract]
Number (in shares) | shares		50,000
Exercise Price (in dollars per share)		$ 0
Vesting Hurdle (30-day VWAP) (in dollars per share)		$ 0
Fair Value | $		$ 1.365